GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                                     Maxim Series Account
                             Semi-Annual Report Submission N-30D
                                File No. 333-44839, 811-03249


The information required to be contained in this report for the period ending December 31, 2000 includes the following previously filed annual reports for the underlying funds of the above-referenced Registrant which are incorporated herein by reference:

Dreyfus Life & Annuity Index Fund, Inc
File No. 811-05719
Form N-30D
Filed via EDGAR and accepted on February 23, 2001
Accession No. 0000846800-01-000001

Janus Aspen Series Fund
File No. 811-07736
Form N-30D
Filed via EDGAR and accepted on February 21, 2001
Accession No. 0001012709-01-000337

Nueberger Berman Advisers Management Trust Portfolios
File No. 811-04255
Form N-30D
Filed via EDGAR and accepted on February 27, 2001
Accession No. 0000912057-01-006763

Templeton Variable Products Series Fund
File No. 811-05479
Form N-30D
Filed via EDGAR and accepted on February 26, 2001
Accession No. 0000837274-01-000015

Maxim Series Fund, Inc.
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted on February 26, 2001
Accession No. 0000356476-01-000008